Subsequent Events	6 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

Change of the maximum number of shares the Company is authorized to issue

On June 3, 2024, the Board of Directors (the “Board”) of the Company, approved a change of the maximum number of shares the Company is authorized to issue from 12,510,000 shares divided into up to 12,500,000 ordinary shares with a par value of US $0.04 each and up to 10,000 preferred shares of no par value each to 100,010,000 shares divided into up to 100,000,000 ordinary shares with a par value of US $0.04 each and up to 10,000 preferred shares of no par value each.

New bank borrowings acquired

On June 26, 2024, the Company obtained a non-revolving loan of RMB10,000,000 ($1,384,984) from Agricultural Bank of China, with the maturity date of June 16, 2025 and an annual interest rate of 3.2%, which was guaranteed by Mr. Jianhui Ye, the Chief Executive Officer of the Company.

On August 30, 2024, the Company obtained a non-revolving credit loan of RMB7,000,000 ($969,489) from Bank of Jiangsu, with the maturity date of August 27, 2025 and an annual interest rate of 3.3%.

The Company performed an evaluation of subsequent events through September 9, 2024, which was the date of the issuance of the CFS, and determined there were no other events that would have required adjustment or disclosure in the CFS.